Supply Chain Financing	12 Months Ended
Dec. 31, 2025
Accounts Payable, Current [Abstract]
Supply Chain Financing
18.
Supply chain financing

Starting from 2023, China Merchants Bank (the “CMB”) offer supply chain financing services to the Group’s suppliers. Suppliers can sell one or more of the Group’s payment obligations at their sole discretion to the CMB to receive funds ahead of time to meet their cash flow needs. The Group’s rights and obligations are not impacted. The original payment terms, timing or amount, remain unchanged. The Group pledged cash in the amount of RMB132,000 and RMB1,000 as security of guarantees for the supply chain financing as of December 31, 2024 and 2025, respectively.

The amount of obligations outstanding under supply chain financing arrangements were recognized as accounts payable and were RMB98,398 and RMB210,365 as of December 31, 2024 and 2025, respectively.

The Group purchased from the suppliers of RMB641,518 and RMB889,830 and repaid to the supplier of RMB1,000,085 and RMB777,863 for the years ended December 31, 2024 and 2025, respectively.